Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Small-Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hodges Small-Mid Cap Fund (the “SMID Fund”) seeks long-term capital appreciation through investments in the common stock of small and mid-capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the SMID Fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The SMID Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the SMID Fund’s performance.  From the Fund’s inception (December 26, 2013) through the fiscal period ended March 31, 2014, the Fund’s portfolio turnover rate was 6% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the SMID Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the SMID Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SMID Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid-sized (“small-mid”) capitalization companies.  The SMID Fund defines small-mid capitalization companies as those whose market capitalizations, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2500® Index.  As of the last reconstitution date, May 31, 2014, the market capitalization of companies in the Russell 2500® Index ranged from $169 million to $9.4 billion.  The Fund is not required to sell equity securities whose market values appreciate beyond the upper end of this range after purchase.

The SMID Fund primarily chooses investments that the Advisor believes are likely to have above-average growth or holds unrecognized relative value that can result in the potential for above-average capital appreciation.  The SMID Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets.  In addition, the SMID Fund may invest in U.S. government securities, and money market funds.  The Fund may invest in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange including ADRs, EDRs and GDRs.

From time to time, the SMID Fund may engage in short-sale transactions with respect to up to 25% of its net assets.  The SMID Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks, currencies or security indices.  The SMID Fund may also sell options purchased and write “covered” call options.  The SMID Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Advisor will use a “bottom-up” approach in selecting securities for the Fund’s portfolio.  The SMID Fund is permitted to invest up to 20% of its net assets in microcap and large cap securities.

The Advisor will consider selling a security in the SMID Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the SMID Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the SMID Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•
Small and Mid-Sized Company Risk: Investments in small to mid-sized companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the SMID Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

•	Management Risk: The Advisor may fail to implement the SMID Fund’s investment strategies and meet its investment objective.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Although investments in ADRs, EDRs and GDRS may limit the Fund’s exposure to currency risk, it will not limit exposure to other foreign or emerging markets risk.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk:  Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The SMID Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The SMID Fund may seek to hedge investments or realize additional gains through short sales.  Because the SMID Fund may short positions it does not own, potential losses to the SMID Fund are unlimited.

•
Portfolio Turnover Risk:  High Portfolio turnover involves correspondingly great expenses to the SMID Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Hodges Fund shareholders.

•	Newer Fund Risk: The SMID Fund is newer with limited operating history and there can be no guarantee that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the SMID Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the SMID Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Performance information will be available after the SMID Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the SMID Fund by comparing it against a broad measure of market performance.  Updated quarterly performance information is currently available on the Fund’s website at www.hodgesfunds.com or by calling the Fund toll-free at 1-866-811-0224.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	At that time, the performance information will provide some indication of the risks of investing in the SMID Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the SMID Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-811-0224
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesfunds.com
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.21%
Fee Waiver and/or Expense Reimbursement/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(3.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 849

[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and pay the SMID Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for shares of the SMID Fund to 1.40% (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2016. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.